Other liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
Other liabilities
As at June 30, 2022 (Successor) and December 31, 2021 (Predecessor), other liabilities included the following:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Accrued expenses	86	81
Uncertain tax positions	87	85
Unfavorable contracts to be amortized	77	6
Employee withheld taxes, social security and vacation payments	35	46
Lease liabilities	36	35
Contract liabilities	30	35
Taxes payable	25	27
Accrued interest expense	5	—
Other liabilities	21	29
Total other liabilities	402	344

Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Other current liabilities	241	230
Other non-current liabilities	161	114
Total other liabilities	402	344

Movement in unfavorable drilling contracts (Predecessor)
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the six months ended June 30, 2021 (Predecessor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	66	(59)	7
Amortization	—	—	—
As at March 31, 2021 (Predecessor)	66	(59)	7
Amortization	—	—	—
As at June 30, 2021 (Predecessor)	66	(59)	7
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022 and June 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	66	(60)	6
Amortization	—	—	—
As at February 22, 2022 (Predecessor)	66	(60)	6
Fresh Start accounting	19	60	79
As at February 23, 2022 (Successor)	85	—	85
Amortization	—	(3)	(3)
As at March 31, 2022 (Successor)	85	(3)	82
Amortization	—	(5)	(5)
As at June 30, 2022 (Successor)	85	(8)	77

Amounts relating to unfavorable contracts that Is expected to be amortized
The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	Remainder of 2022	2023	2024	2025 and thereafter	Total
Amortization of unfavorable contracts	7	24	24	22	77